NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of Details of Number of Shares and Loss Used in Computation
a.	Details of the number of shares and loss used in the computation of loss per share from continuing operations:

	Year ended December 31,
	2016		2017		2018
	Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

Basic and diluted loss	21,862,169	(18,885)	23,341,040	(14,533)	27,113,617	(5,665)

b.	Details of the number of shares and profit (loss) used in the computation of profit or (loss) per share from discontinued operation:

	Year ended December 31,
	2016		2017		2018
	Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Profit

Basic and diluted profit ( loss)	-	-	23,341,040	(7,616)	27,113,617	4,608

Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations
c.          Net profit (loss) per share from continuing and discontinued operations:

	Year ended December 31,
	2016	2017	2018
Basic and Diluted loss per share:
Net loss from continuing operations	(0.86)	(0.62)	(0.21)

Profit (loss) from discontinued operation	-	(0.33)	0.17

Net loss per share	(0.86)	(0.95)	(0.04)